As filed with the Securities and Exchange Commission on January 11, 2013
Securities Act Registration No. __________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No. ____	Post-effective Amendment No. ____
(Check appropriate box or boxes)
AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

PETER A. DAVIDSON, ESQUIRE	MATTHEW R. DICLEMENTE, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 1000	2005 MARKET Street, Suite 2600
Houston, TX 77046	Philadelphia, PA 19103
     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on February 11, 2013, pursuant to Rule 488 under the Securities Act of 1933, as amended.
     The title of the securities being registered are Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of Invesco Mid Cap Growth Fund.
     No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

February 20, 2013
Dear Shareholder,
     Invesco is continually reviewing its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.
     As a result of this review process, the Invesco Funds Boards have approved a realignment of seven Invesco Funds, subject to shareholder approval.
     The independent trustees of the Invesco Funds Boards believe that the reorganization of your Fund proposed in the accompanying proxy statement/prospectus is in the best interest of the Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.
     Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling (800) 952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.
Sincerely,
Mr. Philip Taylor
President and Principal Executive Officer

AIM Investment Securities Funds (Invesco Investment Securities Funds)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 24, 2013
     A special meeting (the “Meeting”) of the shareholders of the Invesco Dynamics Fund (the “Target Fund”), a series of the AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Target Trust”) will be held on April 24, 2013 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 to vote on the following proposal:
     To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Mid Cap Growth Fund (the “Acquiring Fund”), a series of AIM Sector Funds (Invesco Sector Funds), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
     Shareholders of record as of the close of business on January 24, 2013, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.
     The Board of Trustees of the Target Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.
     The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.
     Please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.
     Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.
Mr. Philip Taylor
President and Principal Executive Officer
                                        , 2013

AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(800) 959-4246
PROXY STATEMENT/PROSPECTUS
                                        , 2013
Introduction
     This Proxy Statement/Prospectus contains information that shareholders of the Invesco Dynamics Fund (the “Target Fund”), a series of the AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Target Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for Invesco Mid Cap Growth Fund (the “Acquiring Fund”), which is a series of AIM Sector Funds (Invesco Sector Funds) (the “Acquiring Trust”). The Target Fund and the Acquiring Fund are each a series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”
     A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046 on April 24, 2013, at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:
     To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).
     The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges will be imposed in connection with the Reorganization.
     The Board of Trustees of the Target Trust (the “Board”) has fixed the close of business on January 24, 2013, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about February 20, 2013, to all shareholders eligible to vote on the Reorganization.
     The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.
     Additional information about the Funds is available in the:
•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.
     These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders — containing audited financial statements for the most recent fiscal year — and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.
     Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, or calling (800) 959-4246.
     You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.
     These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

i

Exhibits
EXHIBIT A Outstanding Shares of the Target Fund	A-1
EXHIBIT B Ownership of the Target Fund	B-1
EXHIBIT C Ownership of the Acquiring Fund	C-1
EXHIBIT D Form of Agreement and Plan of Reorganization	D-1
EXHIBIT E Financial Highlights	E-1
     No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
     Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
SUMMARY OF KEY INFORMATION
     The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.
On what am I being asked to vote?
     As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.
     If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.
Has my Fund’s Board of Trustees approved the Reorganization?
     Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.
What are the reasons for the proposed Reorganization?
     Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), is continually reviewing its product line to sharpen its offerings to investors. The Reorganization proposed in this Proxy Statement/Prospectus is a result of this review and is part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.
     In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.
What effect will the Reorganization have on me as a shareholder?
     Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.
How do the Funds’ investment objectives, principal investment strategies and risks compare?
     The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.
Investment Objectives

Invesco Dynamics Fund (Target Fund)	Invesco Mid Cap Growth Fund (Acquiring Fund)
Long-term growth of capital.	To seek capital growth.
     The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund in that both Funds invest primarily in equity securities of mid-capitalization companies. However, the

Acquiring Fund has a policy to invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of medium-sized companies whereas the Target Fund has no such 80% policy. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same.
     The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.
How do the Funds’ expenses compare?
     The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma total expenses of the Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of the Acquiring Fund are expected to be higher than the Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares class of the Target Fund.
Expense Tables and Expense Examples*

	Current			Pro Forma
				Invesco Dynamics
				Fund
				+
				Invesco Mid Cap
				Growth Fund
	Invesco Dynamics	Invesco Dynamics	Invesco Mid	(assumes
	Fund	Fund	Cap Growth Fund	Reorganization is
	(Target Fund)	(Target Fund)	(Acquiring Fund)	completed)
	Class A	Investor Class(1)	Class A	Class A
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	0.25	0.25	0.25	0.25
Other Expenses	0.30	0.30	0.36	0.34
Total Annual Fund Operating Expenses	1.11	1.11	1.31	1.27
Fee Waiver and/or Expense Reimbursement(2)	None	None	None	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	None	1.15

	Current		Pro Forma
			Invesco Dynamics Fund
			+
			Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class B	Class B	Class B
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	1.00	0.25 (3)	0.25 (3)
Other Expenses	0.30	0.36	0.34
Total Annual Fund Operating Expenses	1.86	1.31	1.27
Fee Waiver and/or Expense Reimbursement(2)	None	None	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	1.15

	Current		Pro Forma
			Invesco Dynamics Fund
			+
			Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class C	Class C	Class C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	1.00	1.00	1.00
Other Expenses	0.30	0.36	0.34
Total Annual Fund Operating Expenses	1.86	2.06	2.02
Fee Waiver and/or Expense Reimbursement(2)	None	None	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	1.90

	Current		Pro Forma
			Invesco Dynamics Fund
			+
			Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class R	Class R	Class R
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	0.50	0.50	0.50
Other Expenses	0.30	0.36	0.34
Total Annual Fund Operating Expenses	1.36	1.56	1.52
Fee Waiver and/or Expense Reimbursement(2)	None	None	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	1.40

	Current		Pro Forma
Invesco Dynamics Fund
+
Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class R5	Class R5	Class R5
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.16	0.15	0.16
Total Annual Fund Operating Expenses	0.72	0.85	0.84
Fee Waiver and/or Expense Reimbursement(2)	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	0.84

	Current		Pro Forma
Invesco Dynamics Fund
+
Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class R6	Class R6(5)	Class R6
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses(4)	0.06	0.07	0.06
Total Annual Fund Operating Expenses(4)	0.62	0.77	0.74
Fee Waiver and/or Expense Reimbursement(2)	None	None	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	0.74

	Current		Pro Forma
			Invesco Dynamics Fund
			+
			Invesco Mid Cap Growth
	Invesco Dynamics	Invesco Mid Cap	Fund
	Fund	Growth Fund	(assumes Reorganization
	(Target Fund)	(Acquiring Fund)	completed)
	Class Y	Class Y	Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56	0.70	0.68
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.30	0.36	0.34
Total Annual Fund Operating Expenses	0.86	1.06	1.02
Fee Waiver and/or Expense Reimbursement(2)	None	None	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	None	None	0.90

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (February 29, 2012) and the Acquiring Fund (April 30, 2012). Pro forma numbers are estimated as if the Reorganization had been completed as of May 1, 2011 and do not include the estimated costs of the Reorganization. The Target Fund will not bear any Reorganization costs. The Acquiring Fund will bear $30,000 in Reorganization costs. Invesco Advisers estimates that shareholders will recoup these costs through reduced direct expenses in less than 1 month. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

(1)	Investor Class shareholders of the Target Fund will be issued Class A shares of the Acquiring Fund as part of the Reorganization. Investor Class shareholders who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.

(2)	Effective upon the closing of the Reorganization, the Adviser has contractually agreed, through at least two years from the closing of the Reorganization, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) according to the table shown below (as a percent of average daily net assets).

Class A	Class B	Class C	Class Y	Class R	Class R5	Class R6
1.15%	1.90%	1.90%	0.90%	1.40%	0.90%	0.90%

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco Advisers agrees to amend or continue the fee waiver agreement, it will terminate no earlier than two years from the closing of the Reorganization.

(3)	“Distribution and/or Service (12b-1) Fees” have been restated to reflect actual 12b-1 fees currently paid under the Acquiring Fund’s 12b-1 Plan. Maximum 12b-1 fees payable under the Plan are 1.00%.

(4)	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

(5)	December 31, 2012, Class R6 shares of the Acquiring Fund did not exist. Class R6 shares of the Acquiring Fund will be issued in connection with the Reorganization.
Expense Example
     This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.
     The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Invesco Dynamics Fund (Target) — Class A	$657	$883	$1,128	$1,827
Invesco Dynamics Fund (Target) — Investor Class(1)	$113	$353	$612	$1,352
Invesco Mid Cap Growth Fund (Acquiring) — Class A	$676	$942	$1,229	$2,042
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$117	$378	$673	$1,512
Invesco Dynamics Fund (Target) — Class B	$689	$885	$1,206	$1,984
Invesco Dynamics Fund (Target) — Class B (if you did not redeem your shares)	$189	$585	$1,006	$1,984
Invesco Mid Cap Growth Fund (Acquiring) — Class B	$633	$715	$918	$1,579
Invesco Mid Cap Growth Fund (Acquiring) — Class B (if you did not redeem your shares)	$133	$415	$718	$1,579
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$617	$678	$873	$1,512

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$117	$378	$673	$1,512
Invesco Dynamics Fund (Target) — Class C	$289	$585	$1,006	$2,180
Invesco Dynamics Fund (Target) — Class C (if you did not redeem your shares)	$189	$585	$1,006	$2,180
Invesco Mid Cap Growth Fund (Acquiring) — Class C	$309	$646	$1,108	$2,390
Invesco Mid Cap Growth Fund (Acquiring) — Class C (if you did not redeem your shares)	$209	$646	$1,108	$2,390
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$293	$610	$1,065	$2,328
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$193	$610	$1,065	$2,328
Invesco Dynamics Fund (Target) — Class R	$138	$431	$745	$1,635
Invesco Mid Cap Growth Fund (Acquiring) — Class R	$159	$493	$850	$1,856
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming the Reorganization is completed)	$143	$456	$806	$1,792
Invesco Dynamics Fund (Target) — Class R5	$74	$230	$401	$894
Invesco Mid Cap Growth Fund (Acquiring) — Class R5	$87	$271	$471	$1,049
Combined Pro forma Target Fund + Acquiring Fund — Class R5 (assuming the Reorganization is completed)	$86	$268	$466	$1,037
Invesco Dynamics Fund (Target) — Class R6	$63	$199	$346	$774
Invesco Mid Cap Growth Fund (Acquiring) — Class R6(2)	$79	$246	$428	$954
Combined Pro forma Target Fund + Acquiring Fund — Class R6 (assuming the Reorganization is completed)	$76	$237	$411	$918
Invesco Dynamics Fund (Target) — Class Y	$88	$274	$477	$1,061
Invesco Mid Cap Growth Fund (Acquiring) — Class Y	$108	$337	$585	$1,294
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$92	$300	$539	$1,225

(1)	Investor Class shareholders will be issued Class A shares as part of the Reorganization.

(2)	As of December 31, 2012, Class R6 shares of the Acquiring Fund did not exist. Class R6 shares of the Acquiring Fund will be issued in connection with the Reorganization.
     The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.
     For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.
Portfolio Turnover
     Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.
     During the fiscal year ended February 29, 2012, the Target Fund’s portfolio turnover rate was 141% of the average value of its portfolio. The portfolio turnover rate of the Acquiring Fund for the fiscal year ended April 30, 2012 was 109% of the average value of the portfolio.
How do the performance records of the Funds compare?
     The performance history of each Fund for certain periods as of November 30, 2012 is shown below. The returns below may not be indicative of a Fund’s future performance.
     The table below compares the performance history of the Acquiring Fund’s Class A shares to the performance history of the Target Fund’s Class A shares. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*	1 Year	5 Years	10 Years
Invesco Mid Cap Growth Fund (Acquiring Fund) — Class A (inception date: December 27, 1995)(1)
Return Before Taxes	1.67%	-0.48%	8.52%
Return After Taxes on Distributions	0.05%	-1.18%	8.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.92%	-0.60%	7.43%

Invesco Dynamics Fund (Target Fund) — Class A (inception date: March 28, 2002)
Return Before Taxes	2.63%	-1.38%	6.81%
Return After Taxes on Distributions	1.72%	-1.55%	6.72%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	-1.26%	5.95%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

(1)	The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010, are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
How do the management, investment adviser and other service providers of the Funds compare?
     Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains identical terms (except for fees) for each Fund. The effective advisory fee at the current breakpoint levels of the Acquiring Fund is higher than the effective advisory fee at current breakpoint levels of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of November 30, 2012, Invesco Advisers had $370 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.
     The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:
•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.
     Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially similar services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?
     The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.
How do the Funds’ sales charges and distribution arrangements compare?
     Except for Investor Class shares of the Target Fund, the sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. Shareholders who own Investor Class shares of the Target Fund will receive Class A shares of the Acquiring Fund upon consummation of the Reorganization. Class A shares are sold with either a front end sales charge or, for purchases of $1 million or more if redeemed prior to 18 months after the date of purchase, a contingent deferred sales charge, unless the investor qualifies for an available exemption. Investor Class shares are sold without a front end sales charge or contingent deferred sales charge. Class A shares received by Investor Class shareholders of the Target Fund in the Reorganization will not be subject to a front end sales charge or contingent deferred sales charge. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS - Comparison of Share Classes and Distribution Arrangements.”
Will the Acquiring Fund have different portfolio managers than the Target Fund?
     No. The portfolio management team of the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individual that comprises the portfolio management team for the Acquiring Fund.
Will there be any tax consequences resulting from the proposal?
     The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of the Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.
When is the Reorganization expected to occur?
     If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around July 15, 2013.
How do I vote on the Reorganization?
     There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.
What will happen if shareholders of the Target Fund do not approve the Reorganization?
     If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.
What if I do not wish to participate in the Reorganization?
     If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.
Why are you sending me the Proxy Statement/Prospectus?
     You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.
Where can I find more information about the Funds and the Reorganization?
     Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.
ADDITIONAL INFORMATION ABOUT THE FUNDS
Comparison of Principal Investment Strategies
     The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”
     Investment Strategies. The investment strategies of the Target Fund and the Acquiring Fund are similar, in that each Fund invests primarily in equity securities of mid-capitalization issuers. Under normal market conditions, the Acquiring Fund’s Adviser, seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of mid-capitalization growth companies. Under normal market conditions, the Acquiring Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities of mid-capitalization companies at the time of investment. In complying with its 80% policy, the Acquiring Fund may include synthetic securities that have economic characteristics similar to the Acquiring Fund’s direct investments that are counted toward the 80% investment requirement. The Target Fund also focuses on mid-capitalization issuers by investing in securities of companies with a market capitalization within the range of companies represented in the Russell Midcap® Growth Index. The Acquiring Fund defines mid-capitalization companies by reference to those companies with a market capitalization within the range of companies represented in the Russell Midcap® Index. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe whereas the Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. Both Funds emphasizes a growth style of investing.
     Each Fund may invest up to 25% of its total assets in foreign securities. Additionally, the Acquiring Fund also may have exposure to real estate investment trusts (“REITs”) as it may invest up to 10% of its total assets in REITs. Each Fund may engage in active and frequent trading in attempting to meet its investment objective.
     The Funds have the same portfolio management team and utilize the same investment process. For each Fund, the Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels. The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
Comparison of Principal Risks of Investing in the Funds
     The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are similar. However, as noted, only the Acquiring Fund has REIT risk/real estate risk as a principal risk, as described below. For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Funds Subject to
Principal Risk	Risk
Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.
Target Fund Acquiring Fund

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
Target Fund Acquiring Fund

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Target Fund Acquiring Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Target Fund Acquiring Fund

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Target Fund Acquiring Fund

Small- and Mid-Capitalization Risks. Securities of small and mid-capitalization companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources than companies with a larger capitalization. These securities may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Target Fund Acquiring Fund

Funds Subject to
Principal Risk	Risk
REIT Risk/Real Estate Risk. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
Acquiring Fund

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Acquiring Fund
Comparison of Fundamental and Non-Fundamental Investment Restrictions
     Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, underwriting, and investing in real estate and commodities as well as certain non-fundamental restrictions. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund, however, can be changed by a Fund’s Board. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are substantially similar. Unlike the Target Fund, the Acquiring Fund has a non-fundamental restriction to invest, under normal market conditions, at least 80% of its assets in securities of medium-sized companies at the time of investment.
     Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.
Comparison of Share Classes and Distribution Arrangements
     Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.
     Class Structure. The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements of each class are the same for each Fund and are described in the Funds’ prospectuses.
     The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Investor Class	Class A
R5 Class	R5 Class
R6 Class	R6 Class(1)

(1)	Class R6 shares of the Acquiring Fund will be issued in connection with the Reorganization.

     Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.
     Sales Charges. The sales charge schedules of each share class of the Target Fund are substantially similar to the sales charge schedule of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sales charge to certain eligible investors or under certain circumstances, which are substantially similar between the Funds. Class R shares of each Fund are sold without any initial sales charge and Invesco Distributors, Inc. (“IDI”) may make payments to the dealers of record of 0.75% of the first $5 million plus 0.50% of amounts in excess of $5 million. Class R5, Class R6, and Class Y shares of each Fund are sold without any initial sales charge or contingent deferred sales charge. Investor Class shares of the Target Fund are sold without any initial sales charge or contingent deferred sales charge, and Target Fund shareholders who hold Investor Class will receive Class A shares of the Acquiring Fund as part of the Reorganization. Asset based sales charges or service fees under one or more plans adopted by the Board are described in the following section. The Funds’ prospectuses and statements of additional information describe the principal sales charge schedules and applicable waivers and exemptions of each share class.
     You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge. Investor Class shareholders of the Target Fund who receive Class A shares of the Acquiring Fund will be eligible to purchase additional Class A shares without paying an initial sales charge so long as the shares are held in the same account at the same financial intermediary as at the time of Closing.
     Distribution Fees. The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C, Investor Class, and Class R shares. Class Y, Class R5, and Class R6 shares of the Funds are not subject to the Distribution Plans.
     Pursuant to the Distribution Plans, the Target Fund is authorized to make payments to IDI, the Funds’ principal underwriter, in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of the Target Fund’s average net assets attributable to Class R shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. Pursuant to its Distribution Plan for Investor Class shares, the Target Fund is authorized to make payments to IDI in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate up to 0.25% of the Target Fund’s average daily net assets attributable to Investor Class shares. Class Y, Class R5, and Class R6 shares do not have distribution plans.

     The Distribution Plans for the Acquiring Fund and the Target Fund are similar, however, IDI may be reimbursed from the Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Target Fund’s Distribution Plans (i.e., 0.25% for Class A shares and Investor Class shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. The Distribution Plan for the Target Fund’s Investor Class shares (and only this share class of the Target Fund) is also a reimbursement-type distribution plan.
     The fee table under the “SUMMARY OF KEY INFORMATION — “How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.
Comparison of Purchase and Redemption Procedures
     The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially similar. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Class R5 and Class R6 shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.
Comparison of Distribution Policies
     Each Fund generally declares and pays dividends from net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.
Forms of Organization and Securities to be Issued
     The Target Fund is a series of the Target Trust and the Acquiring Fund is a series of the Acquiring Trust (together, the Target Trust and Acquiring Trust are the “Trusts”), each of which is a Delaware statutory trust. In addition, the Trusts’ governing instruments, including a declaration of trust and bylaws, are substantially similar. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.
     At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Pending Litigation
     There is no material litigation affecting the Funds. Detailed information concerning other pending litigation can be found in each Fund’s SAI.
Where to Find More Information
     For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION
Summary of Agreement and Plan of Reorganization
     The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.
     With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.
     The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”
     The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.
     If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around July, 15, 2013 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.
     If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.
Board Considerations in Approving the Reorganization
     The Reorganization is part of a larger group of Invesco Fund reorganizations, which are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create additional scale in the resulting funds. Each Board created an ad hoc committee (the “Ad Hoc Merger Committee”) which met separately in October 2012 and December 2012 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including considering a recommendation from the Ad Hoc Merger Committee. The Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trusts (the “Independent Trustees”) have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trusts who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.
     The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base and greater viability; and (ii) the expected tax free nature of the Reorganization for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the Reorganization and other Invesco Fund reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.
     The Board considered (i) that Target Fund shareholders would become shareholders of a Fund with an effective management fee rate that is higher than that of the Target Fund but which results from contractual rates that the Board has previously deemed to be reasonable; (ii) the relative total expense ratios between the Target Fund and Acquiring Fund and Invesco Advisers’ agreement to limit the Acquiring Fund’s total expense ratios through June 30, 2014 so that such expense ratios, after fee waivers, do not exceed agreed upon caps as set forth in the fee tables above; (iii) that Class B shareholders of the Target Fund will become shareholders of a Fund with a lower actual 12b-1 fee under its reimbursement-type 12b-1 plan; and (iv) the Funds have a very high degree of portfolio overlap and the same portfolio management team.
     Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a compatible Fund to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the future growth in assets and greater viability facilitated by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on December 5, 2012.
Federal Income Tax Considerations
     The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.
     The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:
•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).
     Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”
     Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
     Prior to the Closing of the Reorganization, the Target Fund will declare one or more dividends, and the Acquiring Fund may, but is not required to, declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2013 calendar year and would be taxable to shareholders in such year.
     The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in the Reorganization (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of the Target Fund’s capital loss carryovers that are subject to an eight-year carryover period because the Reorganization causes the Target Fund’s tax year to close early in the year of the Reorganization.
     The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 8/31/2012	at 10/31/2012
Aggregate capital loss carryovers (1)	$(442.2)	$(72.5)
Unrealized net appreciation (depreciation) in investments on a tax basis	$64.2	$198.1
Aggregate net asset value	$809.1	$1,800.3
Approximate annual limitation (2)	$23.2	N/A

(1)	As of February 29, 2012 for the Target Fund and April 30, 2012 for the Acquiring Fund.

(2)	Based on the long-term tax-exempt rate for ownership changes during December 2012 of 2.87%.
     Based upon the Target Fund’s capital loss position at August 31, 2012, the annual limitation on the use of the Target Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.
     Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at August 31, 2012 is 8% compared to the Acquiring Fund at October 31, 2012 of 11%, and on a combined basis of 10%.
Costs of the Reorganization
     The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The total costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $330,000 and $108,000, respectively. Invesco Advisers will bear the Reorganization costs of the Target Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs, such as brokerage fees and foreign stock transfer tax, arising from the Reorganization.
VOTING INFORMATION
Proxy Statement/Prospectus
     We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.
     This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about February 20, 2013, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 24, 2013 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on January 24, 2013, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.
     Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.
Quorum Requirement and Adjournment
     A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.
     Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.
     Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.
Vote Necessary to Approve the Agreement
     The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.
     Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, abstentions and broker non-votes will have the same effect as a vote against the Agreement because its approval requires the affirmative vote of a percentage of the outstanding shares of the Target Fund, as opposed to a percentage of votes cast.
Proxy Solicitation
     The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund, Invesco Advisers or its affiliates, or Solicitor may also solicit proxies by telephone, facsimile, or personal interview. The Target Fund’s officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.
     Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters
     Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.
Share Ownership by Large Shareholders, Management and Trustees
     A list of the name, address, and percent ownership of each person who, as of January 24, 2013, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.
     Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.
OTHER MATTERS
Capitalization
     The following table sets forth as of October 31, 2012, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Invesco	Invesco Mid Cap			Invesco Mid Cap
	Dynamics Fund	Growth Fund	Pro Forma		Growth Fund (Pro
	(Target Fund)(4)	(Acquiring Fund)(4)	Adjustments(1)(4)		Forma)(4)
Net Assets (all classes)	$779,196,697	$1,800,345,712	$(30,000)		$2,579,512,409

Class A Net Assets	$95,034,696	$1,462,066,853	$544,574,700	(2)	$2,101,676,249
Class A Shares Outstanding	4,226,194	54,140,062	19,457,461	(3)	77,823,717
Class A Net Asset Value Per Share	$22.49	$27.01	$—		$27.01

Class B Net Assets	$6,443,170	$112,449,461	$(1,874)		$118,890,757
Class B Shares Outstanding	308,524	4,789,501	(34,243)	(3)	5,063,782
Class B Net Asset Value Per Share	$20.88	$23.48	$—		$23.48

Class C Net Assets	$13,501,481	$128,213,119	$(2,136)		$141,712,464
Class C Shares Outstanding	659,504	5,632,197	(66,450)	(3)	6,225,251
Class C Net Asset Value Per Share	$20.47	$22.76	$—		$22.76

Class R Net Assets	$2,463,574	$35,085,030	$(585)		$37,548,019
Class R Shares Outstanding	111,320	1,313,463	(19,110)	(3)	1,405,673
Class R Net Asset Value Per Share	$22.13	$26.71	$—		$26.71

Class Y Net Assets	$11,023,701	$49,461,028	$(824)		$60,483,905
Class Y Shares Outstanding	486,356	1,794,315	(86,470)	(3)	2,194,201
Class Y Net Asset Value Per Share	$22.67	$27.57	$—		$27.57

Investor Class Net Assets	$544,599,063	$—	$(544,599,063)	(2)	$—
Investor Class Shares Outstanding	24,218,443	None	(24,218,443)	(2)(3)	None

	Invesco	Invesco Mid Cap			Invesco Mid Cap
	Dynamics Fund	Growth Fund	Pro Forma		Growth Fund (Pro
	(Target Fund)(4)	(Acquiring Fund)(4)	Adjustments(1)(4)		Forma)(4)
Investor Class Net Asset Value Per Share	$22.49	$—	$—		$—

Class R5 Net Assets	$106,121,341	$13,070,221	$(218)		$119,191,344
Class R5 Shares Outstanding	4,492,998	473,152	(650,696)	(3)	4,315,454
Class R5 Net Asset Value Per Share	$23.62	$27.62	$—		$27.62

Class R6 Net Assets	$9,671	$—	$—		$9,671
Class R6 Shares Outstanding	409.5	None	(59.3)	(3)	350.2
Class R6 Net Asset Value Per Share	$23.62	$27.62	$—	(5)	$27.62

(1)	The Target Fund is expected to incur $330,000 in Reorganization costs and Invesco will bear 100% of those costs. The Acquiring Fund is expected to incur $30,000 in Reorganization costs and will bear 100% of those costs. As a result Net Assets have been adjusted for the Acquiring Fund’s expenses to be incurred in connection with the Reorganization. The Reorganization costs have been allocated among all classes based on relative net assets.

(2)	Investor Class shares of the Target Fund will be reorganized into Class A shares of the Acquiring Fund.

(3)	Pro Forma Shares Outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s Net Asset Value Per Share assuming the Reorganization would have taken place on October 31, 2012.

(4)	Unaudited.

(5)	As of October 31, 2012, Class R6 of the Acquiring Fund did not exist. Class R6 shares will be added to the Acquiring Fund in connection with the Reorganization. Class R6 shares of the Acquiring Fund will commence operations at the Net Asset Value Per Share of the Acquiring Fund’s Class R5 shares. Therefore, the Net Asset Value Per Share shown for Class R6 shares of the Acquiring Fund in the table above is that of the Acquiring Fund’s Class R5 shares.
Dissenters’ Rights
     If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).
Shareholder Proposals
     The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION
     This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05686 for the Target Trust and 811-03826 for the Acquiring Trust.
     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

EXHIBIT A
OUTSTANDING SHARES OF THE TARGET FUND
     As of January 24, 2013, there were the following number of shares outstanding of each class of the Target Fund:

Number of Shares
Target Fund Share Classes	Outstanding
Invesco Dynamics Fund
Class A	xx
Class B	xx
Class C	xx
Class R	xx
Class Y	xx
Investor Class	xx
R5 Class	xxx
R6 Class	xxx

A-1

EXHIBIT B
OWNERSHIP OF THE TARGET FUND
Significant Holders
     Listed below are the name, address, and percent ownership of each person who, as of January 24, 2013, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 24, 2013.

B-1

EXHIBIT C
OWNERSHIP OF THE ACQUIRING FUND
Significant Holders
     Listed below are the name, address and percent ownership of each person who, as of January 24, 2013, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.
Security Ownership of Management and Trustees
     To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 24, 2013.

C-1

EXHIBIT D
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this ___ day of __________, 2013 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).
          WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);
          WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and
          WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).
          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:
1.	DESCRIPTION OF THE REORGANIZATIONS
     1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.
     1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:
     (a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.
     (b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, with respect to each Target Fund separately, “Assets”).
     (c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”
     (d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.
     (e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.
2.	VALUATION
     2.1. With respect to each Reorganization:
     (a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.
     (b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

     (c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.
     (d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.
3.	CLOSING AND CLOSING DATE
     3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).
     3.2. With respect to each Reorganization:
     (a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.
     (b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date. The Acquiring Entity shall be responsible for paying all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, and shall deliver, at the Closing or promptly thereafter, a certificate of an authorized officer or the Acquiring Entity stating that all such taxes have been paid or provision for payment has been made.
     (c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.
     (d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
     (e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
4.	REPRESENTATIONS AND WARRANTIES
     4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the corresponding Acquiring Entity and its corresponding Acquiring Fund as follows:
     (a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;
     (b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;
     (c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;
     (d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;
     (f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;
     (g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);
     (j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;
     (k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;
     (n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and
     (o) The Target Fund has no unamortized or unpaid organizational fees or expenses.
     4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:
     (a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents, to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;
     (b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;
     (c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

     (d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;
     (e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;
     (f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;
     (g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;
     (h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;
     (i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;
     (j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;
     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;
     (l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;
     (m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;
     (n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;
     (o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.
5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND
     5.1. With respect to each Reorganization:
     (a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.
     (b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     (c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
     (d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     (e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.
     (f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     (g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.
     (h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.
     (i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
     (j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.
     (k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.
6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND
     6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

     (a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and
     (c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.
7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
     7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;
     (b) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;
     (c) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);
     (d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;
     (e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and
     (f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.
8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND
     With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
     8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the condition set forth in this Section 8.1;
     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;
     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;
     8.4. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and
     8.5. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.
9.	FEES AND EXPENSES
     9.1. Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND
     10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS
     11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.
12.	TERMINATION
     This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.
13.	AMENDMENTS
     This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.
14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY
     14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.
     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.
     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in their respective Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Investment Securities Funds (Invesco Investment Securities Funds),
By:	AIM Sector Funds (Invesco Sector Funds),
Name: Title:	AIM Equity Funds (Invesco Equity Funds),
AIM Tax-Exempt Funds
     (Invesco Tax-Exempt Funds),
AIM Counselor Series Trust
     (Invesco Counselor Series Trust),
AIM Growth Series (Invesco Growth Series),
AIM Variable Insurance Funds
     (Invesco Variable Insurance Funds),
each on behalf of its respective series identified on Exhibit A hereto

By:
Name:
Title:

EXHIBIT A
CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity	Closing Date
Invesco Municipal Income Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Municipal Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013
Investor Class	Investor Class	July 15, 2013

Invesco Growth Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Invesco Leaders Fund, a series of AIM Growth Series (Invesco Growth Series)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Leisure Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco American Franchise Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Constellation Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class Y	Class Y	July 15, 2013

Invesco High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class A	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class Y	Class Y	July 15, 2013

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity	Closing Date
Invesco Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Dynamics Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Class A	Class A	July 15, 2013
Class B	Class B	July 15, 2013
Class C	Class C	July 15, 2013
Class R	Class R	July 15, 2013
Class R5	Class R5	July 15, 2013
Class R6	Class R6	July 15, 2013
Class Y	Class Y	July 15, 2013
Class A	Investor Class	July 15, 2013

Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. High Yield Securities Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Series I	Series I	April 29, 2013
Series II	Series II	April 29, 2013

Schedule 1.2(c)
Excluded Liabilities
None

Schedule 8.6
Tax Opinions
     (i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
     (ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.
     (iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.
     (iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.
     (v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
     (vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.
     (vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
     (viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
     (ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.
     (x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.
     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E
FINANCIAL HIGHLIGHTS
     The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month reporting period. The information for the six-month semi-annual reporting period is unaudited. The Target Fund’s fiscal year end is the last day of February and the Acquiring Fund’s fiscal year end is April 30. Accordingly, the Target Fund’s financial highlights table below contains information for the six month period ended August 31, 2012 and the Acquiring Fund’s financial highlights table contains information for the six-month period ended October 31, 2012.

Target Fund Invesco Dynamics Fund
     The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities			Dividends					net assets		assets without		investment
	value,	investment	(both		Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$23.11	$0.09	$(0.69	)(d)	$(0.60)	$—	$22.51	(2.60	)%(d)	$102,558	1.12	%(e)	1.12	%(e)	0.83	%(e)	46%
Year ended 02/29/12	23.76	(0.10)	0.05	(f)	(0.05)	(0.60)	23.11	0.04	(f)	120,667	1.11		1.11		(0.44)		141
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	—	23.76	29.98		144,118	1.12		1.13		(0.01)		155
Seven months ended 02/28/10	15.45	(0.05)	2.88		2.83	—	18.28	18.32		123,940	1.12	(g)	1.12	(g)	(0.55	)(g)	38
Year ended 07/31/09	20.41	(0.09)	(4.87)		(4.96)	—	15.45	(24.30)		116,128	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.10)		(3.20)	—	20.41	(13.55)		192,706	1.05		1.05		(0.45)		112

Class B
Six months ended 08/31/12	21.57	0.01	(0.65	)(d)	(0.64)	—	20.93	(2.97	)(d)	6,843	1.87	(e)	1.87	(e)	0.08	(e)	46
Year ended 02/29/12	22.22	(0.25)	0.05	(f)	(0.20)	(0.45)	21.57	(0.69	)(f)	9,227	1.86		1.86		(1.19)		141
Year ended 02/28/11	17.22	(0.14)	5.14		5.00	—	22.22	29.04		15,179	1.87		1.88		(0.76)		155
Seven months ended 02/28/10	14.63	(0.12)	2.71		2.59	—	17.22	17.70		16,431	1.87	(g)	1.87	(g)	(1.30	)(g)	38
Year ended 07/31/09	19.45	(0.19)	(4.63)		(4.82)	—	14.63	(24.78)		17,015	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.68	(0.26)	(2.97)		(3.23)	—	19.45	(14.24)		38,079	1.80		1.80		(1.20)		112

Class C
Six months ended 08/31/12	21.14	0.01	(0.64	)(d)	(0.63)	—	20.51	(2.98	)(d)	14,042	1.87	(e)	1.87	(e)	0.08	(e)	46
Year ended 02/29/12	21.79	(0.24)	0.04	(f)	(0.20)	(0.45)	21.14	(0.71	)(f)	15,525	1.86		1.86		(1.19)		141
Year ended 02/28/11	16.89	(0.14)	5.04		4.90	—	21.79	29.01		18,762	1.87		1.88		(0.76)		155
Seven months ended 02/28/10	14.34	(0.12)	2.67		2.55	—	16.89	17.78		18,911	1.87	(g)	1.87	(g)	(1.30	)(g)	38
Year ended 07/31/09	19.08	(0.18)	(4.56)		(4.74)	—	14.34	(24.84)		16,271	1.96		1.96		(1.37)		104
Year ended 07/31/08	22.25	(0.26)	(2.91)		(3.17)	—	19.08	(14.25)		29,517	1.80		1.80		(1.20)		112

Class R
Six months ended 08/31/12	22.78	0.07	(0.69	)(d)	(0.62)	—	22.16	(2.72	)(d)	2,575	1.37	(e)	1.37	(e)	0.58	(e)	46
Year ended 02/29/12	23.43	(0.15)	0.05	(f)	(0.10)	(0.55)	22.78	(0.19	)(f)	2,673	1.36		1.36		(0.69)		141
Year ended 02/28/11	18.08	(0.05)	5.40		5.35	—	23.43	29.59		3,071	1.37		1.38		(0.26)		155
Seven months ended 02/28/10	15.31	(0.08)	2.85		2.77	—	18.08	18.09		2,649	1.37	(g)	1.37	(g)	(0.80	)(g)	38
Year ended 07/31/09	20.26	(0.12)	(4.83)		(4.95)	—	15.31	(24.43)		2,373	1.46		1.46		(0.87)		104
Year ended 07/31/08	23.51	(0.16)	(3.09)		(3.25)	—	20.26	(13.82)		3,965	1.30		1.30		(0.70)		112

Class Y
Six months ended 08/31/12	23.25	0.12	(0.70	)(d)	(0.58)	—	22.67	(2.49	)(d)	11,186	0.87	(e)	0.87	(e)	1.08	(e)	46
Year ended 02/29/12	23.90	(0.04)	0.04	(f)	—	(0.65)	23.25	0.28	(f)	11,302	0.86		0.86		(0.19)		141
Year ended 02/28/11	18.34	0.05	5.51		5.56	—	23.90	30.32		12,656	0.87		0.88		0.24		155
Seven months ended 02/28/10	15.48	(0.03)	2.89		2.86	—	18.34	18.47		6,883	0.87	(g)	0.87	(g)	(0.30	)(g)	38
Year ended 07/31/09(h)	15.72	(0.04)	(0.20)		(0.24)	—	15.48	(1.53)		5,843	1.00	(g)	1.00	(g)	(0.41	)(g)	104

Investor Class
Six months ended 08/31/12	23.11	0.09	(0.69	)(d)	(0.60)	—	22.51	(2.60	)(d)	563,707	1.12	(e)	1.12	(e)	0.83	(e)	46
Year ended 02/29/12	23.76	(0.10)	0.05	(f)	(0.05)	(0.60)	23.11	0.04	(f)	634,514	1.11		1.11		(0.44)		141
Year ended 02/28/11	18.28	(0.00)	5.48		5.48	—	23.76	29.98		802,241	1.12		1.13		(0.01)		155
Seven months ended 02/28/10	15.45	(0.05)	2.88		2.83	—	18.28	18.32		751,148	1.12	(g)	1.12	(g)	(0.55	)(g)	38
Year ended 07/31/09	20.40	(0.09)	(4.86)		(4.95)	—	15.45	(24.26)		711,934	1.21		1.21		(0.62)		104
Year ended 07/31/08	23.61	(0.10)	(3.11)		(3.21)	—	20.40	(13.60)		1,110,821	1.05		1.05		(0.45)		112

Institutional Class
Six months ended 08/31/12	24.21	0.15	(0.74	)(d)	(0.59)	—	23.62	(2.44	)(d)	108,234	0.72	(e)	0.72	(e)	1.23	(e)	46
Year ended 02/29/12	24.85	(0.01)	0.05	(f)	0.04	(0.68)	24.21	0.45	(f)	114,366	0.72		0.72		(0.05)		141
Year ended 02/28/11	19.03	0.08	5.74		5.82	—	24.85	30.58		84,504	0.72		0.72		0.40		155
Seven months ended 02/28/10	16.05	(0.01)	2.99		2.98	—	19.03	18.57		100,629	0.67	(g)	0.67	(g)	(0.10	)(g)	38
Year ended 07/31/09	21.08	(0.02)	(5.01)		(5.03)	—	16.05	(23.86)		82,123	0.72		0.72		(0.13)		104
Year ended 07/31/08	24.31	(0.02)	(3.21)		(3.23)	—	21.08	(13.29)		185,683	0.66		0.66		(0.06)		112

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.71), $0.00, $(0.33), $1.54, $(0.76), $(0.75) and $(0.80) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been (2.86)%, (3.24)%, (3.26)%, (2.99)%, (2.16)%, (2.86)% and (2.69)% for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $112,478, $7,924, $14,657, $2,596, $11,085, $590,644 and $109,741 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains (losses) on securities (both realized and unrealized) per share would have been $(0.89), $(0.89), $(0.90), $(0.89), $(0.90), $(0.89) and $(0.89) for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively and total returns would have been (4.03)%, (5.02)%, (5.12)%, (4.31)%, (3.77)%, (4.03)% and (3.45)% for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(g)	Annualized.
(h)	Commencement date of October 3, 2008.

Acquiring Fund Invesco Mid Cap Growth Fund
     The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Distributions						net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized		value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains		of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 10/31/12	$28.15	$0.01	$(1.15)	$(1.14)	$—		$27.01	(4.05	)%(c)	$1,462,067	1.29	%(d)	1.29	%(d)	0.09	%(d)	48%
Year ended 04/30/12	33.15	(0.16)	(2.82)	(2.98)	(2.02)		28.15	(8.37	)(c)	1,199,482	1.31		1.31		(0.57)		109
One month ended 04/30/11	31.79	(0.03)	1.39	1.36	—		33.15	4.28	(c)	1,539,895	1.28	(e)	1.28	(e)	(1.10	)(e)	21
Year ended 03/31/11	24.65	(0.16)	7.30	7.14	—		31.79	28.97	(c)	1,485,888	1.29		1.29		(0.61)		162
Year ended 03/31/10	14.37	(0.10)	10.38	10.28	—		24.65	71.54	(f)	1,441,286	1.24		1.31		(0.49)		25
Year ended 03/31/09	25.07	(0.11)	(10.43)	(10.54)	(0.16	)(g)	14.37	(42.02	)(f)	848,832	1.19		1.40		(0.58)		29
Year ended 03/31/08	26.68	(0.03)	1.48	1.45	(3.06)		25.07	3.87	(f)	1,154,865	1.21		N/A		(0.09)		60
Class B
Six months ended 10/31/12	24.47	0.01	(1.00)	(0.99)	—		23.48	(4.05	)(c)	112,449	1.29	(d)	1.29	(d)	0.09	(d)	48
Year ended 04/30/12	29.11	(0.11)	(2.51)	(2.62)	(2.02)		24.47	(8.29	)(c)	109,449	1.21		1.21		(0.47)		109
One month ended 04/30/11	27.91	(0.03)	1.23	1.20	—		29.11	4.30	(c)(h)	167,947	1.35	(e)(h)	1.35	(e)(h)	(1.17	)(e)(h)	21
Year ended 03/31/11	21.69	(0.20)	6.42	6.22	—		27.91	28.68	(c)(i)	165,822	1.53	(i)	1.53	(i)	(0.85	)(i)	162
Year ended 03/31/10	12.68	(0.13)	9.14	9.01	—		21.69	71.06	(j)(k)	224,558	1.50	(j)	1.57	(j)	(0.74	)(j)	25
Year ended 03/31/09	22.24	(0.16)	(9.24)	(9.40)	(0.16	)(g)	12.68	(42.24	)(j)(k)	168,132	1.58	(j)	1.81	(j)	(0.94	)(j)	29
Year ended 03/31/08	24.07	(0.16)	1.39	1.23	(3.06)		22.24	3.36	(j)(k)	164,016	1.73	(j)	N/A		(0.60	)(j)	60
Class C
Six months ended 10/31/12	23.82	(0.07)	(0.99)	(1.06)	—		22.76	(4.45	)(c)	128,213	2.00	(d)	2.00	(d)	(0.62	)(d)	48
Year ended 04/30/12	28.63	(0.32)	(2.47)	(2.79)	(2.02)		23.82	(9.06	)(c)	95,998	2.06		2.06		(1.32)		109
One month ended 04/30/11	27.47	(0.04)	1.20	1.16	—		28.63	4.22	(c)	132,885	2.03	(e)	2.03	(e)	(1.85	)(e)	21
Year ended 03/31/11	21.45	(0.32)	6.34	6.02	—		27.47	28.07	(c)	128,536	2.04		2.04		(1.36)		162
Year ended 03/31/10	12.60	(0.23)	9.08	8.85	—		21.45	70.24	(l)	112,608	1.99		2.06		(1.24)		25
Year ended 03/31/09	22.19	(0.23)	(9.20)	(9.43)	(0.16	)(g)	12.60	(42.47	)(l)	69,522	1.94		2.15		(1.33)		29
Year ended 03/31/08	24.08	(0.22)	1.39	1.17	(3.06)		22.19	3.10	(l)	103,250	1.97		N/A		(0.84)		60
Class R
Six months ended 10/31/12	27.88	(0.02)	(1.15)	(1.17)	—		26.71	(4.20	)(c)	35,085	1.54	(d)	1.54	(d)	(0.16	)(d)	48
Year ended 04/30/12	32.94	(0.23)	(2.81)	(3.04)	(2.02)		27.88	(8.62	)(c)	16,080	1.56		1.56		(0.82)		109
One month ended 04/30/11	31.59	(0.04)	1.39	1.35	—		32.94	4.27	(c)	12,443	1.53	(e)	1.53	(e)	(1.35	)(e)	21
Year ended 03/31/11	24.55	(0.24)	7.28	7.04	—		31.59	28.68	(c)	11,742	1.54		1.54		(0.86)		162
Year ended 03/31/10	14.35	(0.22)	10.42	10.20	—		24.55	71.08	(m)	4,118	1.49		1.56		(0.96)		25
Period ended 03/31/09(n)	24.15	(0.08)	(9.56)	(9.64)	(0.16)		14.35	(39.89	)(m)(o)	99	1.44	(e)	1.76	(e)	(0.66	)(e)	29
Class Y(p)
Six months ended 10/31/12	28.70	0.05	(1.18)	(1.13)	—		27.57	(3.94	)(c)	49,461	1.04	(d)	1.04	(d)	0.34	(d)	48
Year ended 04/30/12	33.66	(0.09)	(2.85)	(2.94)	(2.02)		28.70	(8.12	)(c)	52,408	1.06		1.06		(0.32)		109
One month ended 04/30/11	32.27	(0.02)	1.41	1.39	—		33.66	4.31	(c)	46,867	1.03	(e)	1.03	(e)	(0.85	)(e)	21
Year ended 03/31/11	24.96	(0.09)	7.40	7.31	—		32.27	29.29	(c)	41,968	1.04		1.04		(0.36)		162
Year ended 03/31/10	14.52	(0.05)	10.49	10.44	—		24.96	71.90	(q)	143,273	0.99		1.06		(0.24)		25
Year ended 03/31/09	25.26	(0.06)	(10.52)	(10.58)	(0.16	)(g)	14.52	(41.86	)(q)	84,681	0.94		1.15		(0.31)		29
Year ended 03/31/08	26.80	0.04	1.48	1.52	(3.06)		25.26	4.12	(q)	89,448	0.98		N/A		0.14		60
Class R5
Six months ended 10/31/12	28.73	0.07	(1.18)	(1.11)	—		27.62	(3.86	)(c)	13,070	0.85	(d)	0.85	(d)	0.53	(d)	48
Year ended 04/30/12	33.64	(0.03)	(2.86)	(2.89)	(2.02)		28.73	(7.97	)(c)	2,656	0.85		0.85		(0.11)		109
One month ended 04/30/11	32.24	(0.02)	1.42	1.40	—		33.64	4.34	(c)	14	0.85	(e)	0.85	(e)	(0.67	)(e)	21
Period ended 03/31/11(n)	24.57	(0.05)	7.72	7.67	—		32.24	31.22	(c)	13	0.82	(e)	0.82	(e)	(0.26	)(e)	162

(a)	Calculated using average shares outstanding.

(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $463,100,189 and sold of $272,857,307 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Capital Development into the Fund.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,427,707, $116,671, $124,116, $32,132, $51,648 and $11,588 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.

(e)	Annualized.

(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Includes return of capital distributions of less than $0.01.

(h)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.32%.

(i)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.49%.

(j)	The Total return, Ratio of expenses to average net assets and Ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.

(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(n)	Commencement date of July 11, 2008 and June 1, 2010 for Class R shares and Class R5 shares, respectively.

(o)	Non-annualized.

(p)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

(q)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

N/A=Not Applicable

Part B
STATEMENT OF ADDITIONAL INFORMATION
             , 2013
To the
Registration Statement on Form N-14 Filed by:
AIM Sector Funds (Invesco Sector Funds)
On behalf of Invesco Mid Cap Growth Fund
11 Greenway Plaza, Suite 1000
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 24, 2013 Special Meetings of Shareholders of
Invesco Dynamics Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in
conjunction with the Proxy Statement/Prospectus dated                     , 2013, relating specifically to the Special
Meetings of Shareholders of the Target Fund to be held on April 24, 2013 (the “Proxy
Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO, 64121-9078, or by calling
(800) 959-4246 or (800) 659-1005 for Class R5 and Class R6 shares. You can also access this information at www.invesco.com/us.

Table of Contents

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of the “Target Fund,” as identified below, by the “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. The Invesco Dynamics Fund is a series of AIM Investment Securities Funds (Invesco Investment Securities Funds) and Invesco Mid Cap Growth Fund is a series of AIM Sector Funds (Invesco Sector Funds).

Target Fund	Acquiring Fund
Invesco Dynamics Fund	Invesco Mid Cap Growth Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated September 24, 2012 for AIM Investment Securities Funds (Invesco Investment Securities Funds), with respect to Invesco Dynamics Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011887) (“Dynamics SAI”).

2.	Supplement dated December 28, 2012 to Dynamics SAI (filed via EDGAR on December 31, 2012, Accession No. 0000950123-12-014238).

3.	Statement of Additional Information dated September 24, 2012 for AIM Sector Funds (Invesco Sector Funds), with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on September 21, 2012, Accession No. 0000950123-12-011939) (“Mid Cap Growth SAI”).

4.	Supplement dated December 28, 2012 to Mid Cap Growth SAI (filed via EDGAR on December 31, 2012, Accession No. 0000950123-12-014245).

5.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Annual Report to Shareholders for the fiscal year ended February 29, 2012, with respect to Invesco Dynamics Fund (filed via EDGAR on May 7, 2012, Accession No. 0000950123-12-008036).

6.	The unaudited financial statements in the AIM Investment Securities Funds (Invesco Investment Securities Funds) Semi-Annual Report to Shareholders for the fiscal period ended August 31, 2012, with respect to Invesco Dynamics Fund (filed via EDGAR on November 8, 2012, Accession No. 0000950123-12-013038).

8.	The audited financial statements and related report of the independent public accounting firm included in the AIM Sector Funds (Invesco Sector Funds) Annual Report to Shareholders for the fiscal year ended April 30, 2012, with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on July 9, 2012, Accession No. 0000950123-12-009888).

9.	The unaudited financial statements included in the AIM Sector Funds (Invesco Sector Funds) Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2012, with respect to Invesco Mid Cap Growth Fund (filed via EDGAR on January 7, 2013, Accession No. 0001193125-13-005243).

Pro Forma Financial Information
Invesco Dynamics Fund into Invesco Mid Cap Growth Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended October 31, 2012. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 – Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 Month Period Ended
Invesco Dynamics Fund	Invesco Mid Cap Growth Fund	October 31, 2012
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of a reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on October 31, 2012.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	3,518,960	Class A
Class B	274,360	Class B
Class C	593,148	Class C
Class R	92,232	Class R
Class Y	399,916	Class Y
Class R5	3,842,310	Class R5
Investor Class	20,165,597	Class A
Class R6	350	Class R6
Under accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at October 31, 2012.
Note 2 – Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of October 31, 2012.

Fund	Net Assets
Invesco Dynamics Fund (Target Fund)	779,196,697
Invesco Mid Cap Growth Fund (Acquiring Fund)	1,800,315,712
Invesco Mid Cap Growth Fund (Pro Forma Combined)	2,579,512,409

Pro Forma combined net assets and Acquiring Fund net assets have been adjusted for the Acquiring Fund’s expenses expected to be incurred in connection with the reorganization.
Note 3 – Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period on November 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$760,646
Administrative services fees (2)	(135,279)
Professional fees (3)	(45,400)
Reports to shareholders (4)	(5,300)
Trustees’ and officers fees and benefits (5)	(18,840)
Fee waiver and/or expense reimbursements (1)	$(3,050,103)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least two year from the closing of the Reorganization as part of the contractual expense limitation agreement of the Acquiring Fund. The Adviser has contractually agreed through at least two years from the closing of the Reorganization, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.15%, 1.90%, 1.90%, 1.40%, 0.90%, 0.90% and 0.90% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Adviser agrees to amend or continue the fee waiver agreement, it will terminate no earlier than two years from the closing of Reorganization.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the Master Administrative Services Agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.
(5)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 – Security Valuation Policy
     Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 – Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	–	Prices are determined using quoted prices in an active market for identical assets.

Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of October 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

		Level 1	Level 2	Level 3	Total
Invesco Dynamics Fund (Target Fund)	Equity Securities	$776,358,886	$3,612,105	$—	$779,970,991
Invesco Mid Cap Growth Fund (Acquiring Fund)	Equity Securities	1,797,891,809	16,906,564	—	1,814,798,373
Invesco Mid Cap Growth Fund (Pro Forma Combined)	Equity Securities	$2,574,250,695	$20,518,669	$—	$2,594,769,364
Note 6 – Reorganization Costs
The estimated total costs of the reorganization for the Target Fund and the Acquiring Fund are set forth in the table below.

		Estimated Portion of Total
	Estimated Total Reorganization	Reorganization Costs to be Paid by
	Costs	the Funds
Invesco Dynamics Fund	$330,000	$0
Invesco Mid Cap Growth Fund	30,000	30,000
These costs represent the estimated non recurring expenses of the Target Fund and the Acquiring Fund carrying out their obligations under the Plan and consistent of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Adviser will bear all costs not borne by the Funds.
Note 7 – Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 – Capital Loss Carryforward
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
          At February 29, 2012 the Target Fund had a capital loss carryforward of approximately $404,470,146. At April 30, 2012 the Acquiring Fund had a capital loss carryforward of approximately $58,199,677. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

PART C
OTHER INFORMATION
Item 15. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.
Item 16. Exhibits

(1)(a)	—	(1) Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

	—	(2) Amendment No. 1, dated May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

	—	(3) Amendment No. 2, dated July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 48 on Form N-1A, filed on July 25, 2006.

	—	(4) Amendment No. 3, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(5) Amendment No. 4, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(6) Amendment No. 5, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14,

2005, incorporated herein by reference to Registrant’s PEA No. 54 on Form N-1A, filed on November 25, 2009.

	—	(7) Amendment No. 6, dated February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(8) Amendment No. 7, dated February 26, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(9) Amendment No. 8, dated June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 61 on Form N-1A, filed on August 26, 2010.

	—	(10) Amendment No. 9, dated October 14, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on October 21, 2010.

	—	(11) Amendment No. 10, dated April 1, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

—	(12) Amendment No. 11, dated December 19, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 76 on
Form N-1A, filed on July 27, 2012.

	—	(13) Amendment No. 12, dated April 30, 2012, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 78 on Form N-1A, filed on August 23, 2012.

	—	(14) Amendment No. 13, dated July 16, 2012, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, incorporated herein by reference to Registrant’s PEA No. 78 on Form N-1A, filed on August 23, 2012.

	—	(15) Amendment No. 14, dated November 6, 2012, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005, is filed herewith.

(2)(a)	—	(1) Amended and Restated Bylaws dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 46 on Form N-1A, filed on December 1, 2005.

	—	(2) Amendment dated, August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(5) Amendment No. 4, dated April 30, 2010, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(3)(a)	—	Voting Trust Agreements — None.

(4)(a)	—	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to each Proxy Statement Prospectus contained in this Registration Statement.

(5)(a)	—	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	—	(1) Master Investment Advisory Agreement dated November 25, 2003 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 42 on Form N-1A, filed on July 28, 2004.

	—	(2) Amendment No. 1, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 43 on Form N-1A, filed on May 27, 2005.

	—	(3) Amendment No. 2, dated July 18, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 45 on Form N-1A, filed on August 22, 2005.

	—	(4) Amendment No. 3, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(5) Amendment No. 4, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(6) Amendment No. 5, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(7) Amendment No. 6, dated May 23, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(8) Amendment No. 7, dated December 19, 2011, to Master Investment Advisory

Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. and formerly A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(b)	—	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(5) Amendment No. 4, dated December 19, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(7)(a)	—	(1) First Restated Master Distribution Agreement (all classes except Class B shares), made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant and A I M Distributors. Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes except Class B shares), between Registrant and A I

M Distributors. Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

—	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

—	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

—	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

—	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

—	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

—	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

—	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

—	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master

Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(20) Amendment No. 19, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(21) Amendment No. 20, dated February 12, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(22) Amendment No. 21, dated April 30, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., formerly Invesco Aim

Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(23) Amendment No. 22, dated June 14, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

—	(24) Amendment No. 23, dated October 29, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(25) Amendment No. 24, dated November 29, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(26) Amendment No. 25, dated December 22, 2010, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 67 on Form N-1A, filed on December 23, 2010.

—	(27) Amendment No. 26, dated May 23, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

—	(28) Amendment No. 27, dated May 31, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

—	(29) Amendment No. 28, dated June 6, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

—	(30) Amendment No. 29, dated December 14, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

—	(31) Amendment No. 30, dated December 19, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

	—	(32) Amendment No. 31, dated December 27, 2011, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

	—	(33) Amendment No. 32, dated July 30, 2012, to the First Restated Master Distribution Agreement made as of August 18, 2003, as subsequently amended and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 78 on Form N-1A, filed on August 23, 2012.

(b)	—	(1) Second Restated Master Distribution Agreement (Class B and Class B5) dated August 18, 2003, as subsequently amended and restated September 20, 2006, and May 4, 2010 between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(2) Amendment No. 1, dated June 1, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(3) Amendment No. 2, dated June 14, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(4) Amendment No. 3, dated October 29, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(5) Amendment No. 4, dated November 29, 2010, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(5) Amendment No. 5, dated December 19, 2011, to the Second Restated Master Distribution Agreement (Class B and B5 shares), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(c)	—	Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers incorporated herein by reference to Registrant’s PEA No. 53 on Form N 1A, filed on July 23, 2009.

(d)	—	Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

(8)(a)	—	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2011, incorporated herein by reference to Registrant’s PEA No. 78 on Form N-1A, filed on August 23, 2012.

Board of Directors/Trustees on December 31, 2010, incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(b)	—	Form of AIM Funds Director Deferred Compensation Agreement incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(9)(a)	—	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2010, incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

(10)(a)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(13) Amendment No. 12, dated February 1, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(14) Amendment No. 13, dated February 12, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(15) Amendment No. 14, dated April 30, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(16) Amendment No. 15, dated May 4, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(17) Amendment No. 16, dated June 14, 2010, to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

—	(18) Master Related Agreement to First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(19) Amendment No. 17, dated October 29, 2010, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed December 21, 2010.

—	(20) Amendment No. 18, dated November 29, 2010, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed December 21, 2010.

—	(21) Amendment No. 19, dated May 23, 2011, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed July 27, 2011.

—	(22) Amendment No. 20, dated June 6, 2011, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed July 27, 2011.

—	(23) Amendment No. 21, dated December 14, 2011, to the First Restated Master Distribution Plan (Class A shares), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed July 27, 2012.

(b)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as restated September 20, 2006 (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

	—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master

	—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class B shares) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(17) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(18) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(19) Amendment No. 18, dated December 14, 2011, to the First Restated Master Distribution Plan (Class B share) (Securitization Feature), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(c)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class C shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(5) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(6) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(7) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

—	(8) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 52 on Form N-1A, filed on September 23, 2008.

—	(9) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(10) Amendment No. 9, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(11) Amendment No. 10, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(13) Amendment No. 12, dated February 12, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(14) Amendment No. 13, dated April 30, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(15) Amendment No. 14, dated May 4, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

—	(16) Amendment No. 15, dated June 14, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

—	(17) Master Related Agreement to First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

—	(18) Amendment No. 16, dated October 29, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(19) Amendment No. 17, dated November 29, 2010, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

—	(20) Amendment No. 18, dated May 31, 2011, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(21) Amendment No. 19, dated June 6, 2011, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(22) Amendment No. 20, dated December 14, 2011, to the First Restated Master Distribution Plan (Class C shares), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(d)	—	(1) First Restated Master Distribution Plan effective as of August 18, 2003 and as subsequently amended, and as restated September 20, 2006 (Class R shares) incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(3) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(4) Amendment No. 3, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(5) Amendment No. 4, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(6) Amendment No. 5, dated June 2, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(7) Amendment No. 6, dated July 1, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(8) Amendment No. 7, dated November 4, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares), will be filed by Post-Effective Amendment, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(9) Amendment No. 8, dated April 30, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(10) Amendment No. 9, dated June 14, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 59 on Form N-1A, filed on July 23, 2010.

	—	(11) Master Related Agreement to First Restated Master Distribution Plan (Class R

shares), incorporated herein by reference to Registrant’s PEA No. 53 on Form N-1A, filed on July 23, 2009.

	—	(12) Amendment No. 10, dated October 29, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(13) Amendment No. 11, dated November 29, 2010, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(14) Amendment No. 12, dated May 23, 2011, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(15) Amendment No. 13, dated May 31, 2011, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(16) Amendment No. 14, dated June 6, 2011, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 72 on Form N-1A, filed on July 27, 2011.

	—	(17) Amendment No. 15, dated December 14, 2011, to the First Restated Master Distribution Plan (Class R shares), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(e)	—	(1) First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Reimbursement) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(3) Amendment No. 2, dated April 30, 2010, to the First Restated Master Distribution Plan (Reimbursement) (Investor Class Shares), effective July 1, 2004, as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Amendment No. 3, dated December 1, 2011, to the First Restated Master Distribution Plan (Reimbursement) (Investor Class Shares), effective July 1, 2004, as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(f)	—	(1) First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 50 on Form N-1A, filed on February 14, 2008.

	—	(3) Amendment No. 2, dated April 28, 2008, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares), effective July 1, 2004 and as subsequently amended, incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

	—	(4) Amendment No. 3, dated April 30, 2010, to the First Restated Master Distribution Plan (Compensation)(Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(5) Amendment No. 4, dated December 1, 2011, to the First Restated Master Distribution Plan (Compensation)(Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

	—	(6) Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class shares), incorporated herein by reference to Registrant’s PEA No. 51 on Form N-1A, filed on July 23, 2008.

(g)	—	(1) Master Distribution Plan (Class A, Class B and Class C shares) (Reimbursement), dated February 12, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class A,
Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(3) Amendment No. 2, dated May 4, 2010, to Master Distribution Plan (Class A, Class B and Class C shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Amendment No. 3, October 29, 2010, to Master Distribution Plan (Class A, Class B and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(5) Amendment No. 4, December 1, 2011, to Master Distribution Plan (Class A, Class B and Class C Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(h)	—	(1) Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Master Distribution Plan (Class R shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(3) Shareholder Service Plan (Class R shares)(Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(i)	—	(1) Amended and Restated Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA

No. 57 on Form N-1A, filed on May 21, 2010.

	—	(2) Amendment No. 1, dated April 30, 2010, to Amended and Restated Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(3) Amendment No. 2, dated October 29, 2010, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(4) Amendment No. 3, dated May 23, 2011, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

	—	(5) Amendment No. 4, dated December 19, 2011, to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 (Class A, A5, B, B5, C, C5, R and R5 Shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(j)	—	Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(1) Amendment No. 1, dated April 30, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(2) Amendment No. 2, dated October 29, 2010, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 65 on Form N-1A, filed on December 21, 2010.

	—	(3) Amendment No. 3, dated December 19, 2011, to Service Plan (Class A, A5, B, B5, C, C5, R and R5 shares) (Reimbursement), incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(11)(a)	—	Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(12)(a)	—	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	—	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 62 on Form N-1A, filed on October 21, 2010.

	—	(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

	—	(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc., incorporated herein by reference to Registrant’s PEA No. 74 on Form N-1A, filed on August 25, 2011.

(b)	—	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006 between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Amendment No. 1, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, incorporated herein by reference to Registrant’s PEA No. 56 on Form N-1A, filed on February 12, 2010.

	—	(3) Amendment No. 2, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(4) Amendment No. 3, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

	—	(5) Amendment No. 4, dated December 19, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

	—	(6) Amendment No. 5, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 80 on Form N-1A, filed on September 21, 2012.

(c)	—	Sixth Amended and Restated Memorandum of Agreement regarding securities lending, dated November 29, 2010, between Registrant, with respect to all Funds, and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2010.

(d)	—	(1) Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated September 25, 2012, between Registrant and Invesco Advisers, Inc., is filed herewith.

	—	(2) Memorandum of Agreement regarding expense limitations, dated as of September 25, 2012, between Registrant and Invesco Advisers, Inc., is filed herewith.

	—	(3) Memorandum of Agreement regarding 12b-1 Fee Waivers/limits, dated as of July 1, 2012, between Registrant and Invesco Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 76 on Form N-1A, filed on July 27, 2012.

(e)	—	(1) Third Amended and Restated Interfund Loan Agreement dated December 30, 2005, between Registrant and A I M Advisors, Inc., incorporated herein by reference to

Registrant’s PEA No. 49 on Form N-1A, filed on July 25, 2007.

	—	(2) Fourth Amended and Restated Interfund Loan Agreement dated April 30, 2010, between Registrant and Invesco Advisers, Inc., incorporated herein by reference to Registrant’s PEA No. 70 on Form N-1A, filed on April 29, 2011.

(f)	—	Nineteenth Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, as further amended and restated April 1, 2010, incorporated herein by reference to Registrant’s PEA No. 57 on Form N-1A, filed on May 21, 2010.

(14)(a)	—	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)(a)	—	Omitted Financial Statements — None.

(16)(a)	—	(1) Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen are filed herewith.

(17)(a)	—	Form of Proxy Cards relating to Special Meeting of Shareholders is filed herewith.
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act [17 CFR 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 11th day of January, 2013.

Registrant: AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	January 11, 2013
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 11, 2013
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	January 11, 2013
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	January 11, 2013
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 11, 2013
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	January 11, 2013
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	January 11, 2013
(Albert R. Dowden)

/s/ Jack M. Fields*	Trustee	January 11, 2013
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 11, 2013
(Martin L. Flanagan)

SIGNATURES	TITLE	DATE

/s/ Prema Mathai-Davis*	Trustee	January 11, 2013
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	January 11, 2013
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	January 11, 2013
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	January 11, 2013
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen*	Trustee	January 11, 2013
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	January 11, 2013
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By:	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated January 8, 2013, filed herewith.

INDEX

Exhibit
Number	Description

1(a)(15)	Amendment No. 14, dated November 6, 2012, to Amended and Restated Agreement and Declaration of Trust of Registrant adopted effective September 14, 2005

(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

(13)(d)(1)	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated September 25, 2012, between Registrant and Invesco Advisers, Inc.

(13)(d)(2)	Memorandum of Agreement, regarding expense limitations dated September 25, 2012, between Registrant and Invesco Advisers, Inc.

(14)(a)	Consent of PricewaterhouseCoopers LLP

(16)(a)(1)	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel and Whalen

(17)(a)	Form of Proxy Cards relating to Special Meeting of Shareholders.